Accounts Receivable, Net of Reserve for Doubtful Receivables - Additional Information (Detail) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Gross accounts receivable	$ 726,624,000	$ 716,745,000		$ 630,784,000
Reserve for doubtful receivables	23,558,000	23,660,000		15,519,000	$ 11,530,000	$ 15,192,000
Net accounts receivable	703,066,000	693,085,000	$ 602,871,000	615,265,000
Accounts receivable due after one year	1,407,000	1,624,000		3,272,000
Accounts receivable from related parties	239,000	36,000		2,490,000
Reserve for doubtful receivables from related parties	$ 0	$ 0		$ 0